Chapman & Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603-4080

August 15, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Elkhorn Unit Trust, Series 1 (the “Fund”)

Ladies and Gentlemen:

Enclosed please find a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933, as amended (the “Securities Act”) of units representing the ownership of interests in the subject Fund. This Registration Statement is filed on August 15, 2014, on behalf of Elkhorn Securities, LLC (the “Sponsor”).

The Fund is expected to be comprised of the following unit investment trusts: Elkhorn CAP-X Achievers Portfolio (the “CAP-X Achievers Trust”), Elkhorn Foundation Pure Water Portfolio (the “Pure Water Trust”) and Elkhorn Sector Neutral Portfolio of DWA ETFs (the “Sector Neutral Trust”). The CAP-X Achievers Trust and Pure Water Trust will each invest in a portfolio of equity securities.  The Sector Neutral Trust will invest in a portfolio of shares of exchange-traded funds. We ask that the Securities and Exchange Commission (the “Commission”) review the CAP-X Achievers Trust, Pure Water Trust and Sector Neutral Trust.

We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund as soon as practicable after the effective date of the Registration Statement. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement filed under the Securities Act be made effective.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934, as amended.

No notification of registration or Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-22925) are intended to apply not only to that series of the Fund, but to all “subsequent series” as well.

In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Morrison C. Warren at (312) 845-3484.

Very truly yours,

/s/ Chapman and Cutler LLP
Chapman and Cutler LLP